Share-based Compensation (Detail Textuals 2) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 10, 2016	Jun. 30, 2018 CNY (¥)	Nov. 30, 2015 USD ($) Management_Member $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses				¥ 178,475	¥ 35,446	¥ 19,582
Series A-3 convertible redeemable preferred shares | Key management team member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of key management team member | Management_Member			1
Number of shares issued | shares			7,509,933
Price of per shares issued | $ / shares			$ 1.6522
Value of loan provided | $			$ 12,408
Interest rate of loan provided			1.80%
Frequency of interest rate compounding			semiannually
Requisite period of service	3 years
Percentage of vesting immediately	25.00%
Percentage of vesting annually	25.00%
Percentage of loan principal and interest	50.00%
Repayment of loan and interest accrued		¥ 82,863
Vesting percentage considered as exercised		75.00%
Percentage of unvested		25.00%